Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2012:

	Fair Value at September 30, 2012
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$—	$541	$—	$541
Obligations of U.S. government	—	183,018	—	183,018
Obligations of states and political subdivisions	—	24,844	—	24,844
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	403,326	—	403,326
Agency pass through mortgage-backed securities	—	1,169,976	—	1,169,976
Other debt securities	—	—	—	—
Balance at end of period	$—	$1,781,705	$—	$1,781,705

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2012, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2012. The following estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2012				Quarter Ended September 30, 2012	Year Ended September 30, 2012
	Level 1	Level 2	Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	$—	$179,626	$179,626	$6,259	$42,550
Covered REO (2)	—	—	39,540	39,540	295	2,419
Real estate held for sale (2)	—	—	195,930	195,930	17,876	78,976
Balance at end of period	$—	$—	$415,096	$415,096	$24,430	$123,945
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(1)	The losses represents remeasurements of collateral-dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.